SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful lives of the Group's property and equipment, other than leasehold improvements
Buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Schedule of fair value measurements of assets that are measured at fair value on a nonrecurring basis
Quoted
prices in
		active	Significant
		markets for	other	Significant
	Year ended	identical	observable	unobservable
	December 31,	assets	inputs	inputs	Total
Description	2014	(Level 1)	(Level 2)	(Level 3)	losses
	RMB	RMB	RMB	RMB	RMB
Property and equipment	137,750	-	137,750	-	(9,877)